Consolidated Statements of Condition - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 316,797,000	$ 265,357,000
Investment securities:
Held to maturity debt securities (Market value of $1,200 on December 31, 2018 and $2,400 on December 31, 2017)	1,200,000	2,400,000
Available for sale debt securities (Amortized cost of $3,481,166 on December 31, 2018 and $4,196,263 on December 31, 2017)	3,411,350,000	4,124,184,000
Equity securities with readily determinable fair values	5,937,000	27,886,000
Total investment securities	3,418,487,000	4,154,470,000
Loans	6,561,289,000	6,348,172,000
Less allowance for probable loan losses	(61,384,000)	(67,687,000)
Net loans	6,499,905,000	6,280,485,000
Bank premises and equipment, net	506,899,000	514,454,000
Accrued interest receivable	36,803,000	34,456,000
Other investments	337,507,000	293,990,000
Cash surrender value of bank owned life insurance	282,646,000	277,425,000
Goodwill	282,532,000	282,532,000
Other assets	190,376,000	81,529,000
Total assets	11,871,952,000	12,184,698,000
Deposits:
Demand - non-interest bearing	3,454,840,000	3,243,255,000
Savings and interest bearing demand	3,268,237,000	3,245,131,000
Time	1,973,468,000	2,056,506,000
Total deposits	8,696,545,000	8,544,892,000
Securities sold under repurchase agreements	229,989,000	353,805,000
Other borrowed funds	705,665,000	1,195,225,000
Junior subordinated deferrable interest debentures	160,416,000	160,416,000
Other liabilities	139,755,000	91,380,000
Total liabilities	9,932,370,000	10,345,718,000
Shareholders' equity:
Common shares of $1.00 par value. Authorized 275,000,000 shares; issued 96,104,029 shares on December 31, 2018 and 96,019,028 shares on December 31, 2017	96,104,000	96,019,000
Surplus	145,283,000	171,816,000
Retained earnings	2,064,134,000	1,891,805,000
Accumulated other comprehensive loss	(54,634,000)	(28,397,000)
Total shareholders' equity before treasury stock	2,250,887,000	2,131,243,000
Less cost of shares in treasury, 30,494,143 shares on December 31, 2018 and 29,939,545 on December 31, 2017	(311,305,000)	(292,263,000)
Total shareholders' equity	1,939,582,000	1,838,980,000
Total liabilities and shareholders' equity	$ 11,871,952,000	$ 12,184,698,000